Exhibit 99.1

World Omni Auto Receivables Trust 2015-B
Monthly Servicer Certificate
August 31, 2016

Dates Covered
Collections Period	08/01/16 - 08/31/16
Interest Accrual Period	08/15/16 - 09/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/16	718,722,467.46	38,529
Yield Supplement Overcollateralization Amount 07/31/16	29,961,572.32	0
Receivables Balance 07/31/16	748,684,039.78	38,529
Principal Payments	31,315,521.53	1,533
Defaulted Receivables	2,054,484.05	94
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/16	28,439,122.23	0
Pool Balance at 08/31/16	686,874,911.97	36,902

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	66.20%

Prepayment ABS Speed	1.99%

Overcollateralization Target Amount	30,909,371.04
Actual Overcollateralization	30,909,371.04

Weighted Average APR	4.23%
Weighted Average APR, Yield Adjusted	6.18%
Weighted Average Remaining Term	54.47

Delinquent Receivables:
Past Due 31-60 days	10,363,349.86	513
Past Due 61-90 days	3,184,634.72	150
Past Due 91-120 days	430,196.69	28
Past Due 121+ days	0.00	0
Total	13,978,181.27	691

Total 31+ Delinquent as % Ending Pool Balance	2.04%

Recoveries	1,171,100.68

Aggregate Net Losses/(Gains) - August 2016	883,383.37

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.42%
Prior Net Losses Ratio	1.21%
Second Prior Net Losses Ratio	0.68%
Third Prior Net Losses Ratio	0.86%
Four Month Average	1.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.69%

Flow of Funds	$ Amount

Collections	35,207,984.33
Advances	(6,073.23)
Investment Earnings on Cash Accounts	7,433.44
Servicing Fee	(623,903.37)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	34,585,441.17

Distributions of Available Funds
(1) Class A Interest	725,376.92
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	30,414,415.49
(7) Distribution to Certificateholders	3,407,737.09
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	34,585,441.17

Servicing Fee	623,903.37
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 08/15/16	686,379,956.42
Principal Paid	30,414,415.49
Note Balance @ 09/15/16	655,965,540.93

Class A-1
Note Balance @ 08/15/16	0.00
Principal Paid	0.00
Note Balance @ 09/15/16	0.00
Note Factor @ 09/15/16	0.0000000%

Class A-2a
Note Balance @ 08/15/16	207,606,750.31
Principal Paid	20,619,942.65
Note Balance @ 09/15/16	186,986,807.66
Note Factor @ 09/15/16	66.7810027%

Class A-2b
Note Balance @ 08/15/16	98,613,206.11
Principal Paid	9,794,472.84
Note Balance @ 09/15/16	88,818,733.27
Note Factor @ 09/15/16	66.7810025%

Class A-3
Note Balance @ 08/15/16	234,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	234,000,000.00
Note Factor @ 09/15/16	100.0000000%

Class A-4
Note Balance @ 08/15/16	125,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	125,000,000.00
Note Factor @ 09/15/16	100.0000000%

Class B
Note Balance @ 08/15/16	21,160,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	21,160,000.00
Note Factor @ 09/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	763,288.59
Total Principal Paid	30,414,415.49
Total Paid	31,177,704.08

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	166,085.40
Principal Paid	20,619,942.65
Total Paid to A-2a Holders	20,786,028.05

Class A-2b
One-Month Libor	0.50765%
Coupon	0.90765%
Interest Paid	77,074.85
Principal Paid	9,794,472.84
Total Paid to A-2b Holders	9,871,547.69

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7563603
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.1383482
Total Distribution Amount	30.8947085

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.5931621
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	73.6426523
Total A-2a Distribution Amount	74.2358144

A-2b Interest Distribution Amount	0.5795102
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	73.6426529
Total A-2b Distribution Amount	74.2221631

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/16	143,854.54
Balance as of 08/31/16	137,781.31
Change	(6,073.23)

Reserve Account
Balance as of 08/15/16	2,581,024.89
Investment Earnings	548.08
Investment Earnings Paid	(548.08)
Deposit/(Withdrawal)	-
Balance as of 09/15/16	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89